Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective tax rate
	For the Years Ended December 31,
	2020	2019	2018

US Federal rate	21%	21%	21%
Valuation allowance	(21)%	(21)%	(21)%
Effective tax rate	0%	0%	0%

Schedule of deferred tax assets and liabilities
	December 31, 2020	December 31, 2019

Net operating loss carryforwards	$241,803	-
Less: valuation allowance	(241,803)	-
	$-	$-